SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of options
Outstanding at January 1, 2015	4,702,920
Granted	1,562,000
Exercised	(600,393)
Expired	(160,000)
Forfeited	(302,866)
Outstanding at December 31, 2015	5,201,661	4,702,920
Exercisable at December 31, 2015	1,791,130
Vested and expected to vest at December 31, 2015	4,878,629
Weighted-average exercise price
Outstanding at January 1, 2015	$ 15.54
Granted	18.96
Exercised	14.57
Expired	16.92
Forfeited	17.76
Outstanding at December 31, 2015	16.51	$ 15.54
Exercisable at December 31, 2015	15.32
Vested and expected to vest at December 31, 2015	$ 16.44
Weighted- average remaining contractual term (in years)
Outstanding	3 years 22 days	3 years 2 months 19 days
Exercisable at December 31, 2015	1 year 10 months 28 days
Vested and expected to vest at December 31, 2015	2 years 11 months 27 days
Aggregate intrinsic value
Outstanding	$ 2,748	$ 30,474
Exercisable at December 31, 2015	1,578
Vested and expected to vest at December 31, 2015	$ 2,655